Summary of Accounting Principles (Collaborative Arrangements) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborators interests existing programs low end	13.00%
Collaborators interests existing programs high end	50.00%
Partner share individual program maximum	31.00%
Cost of Products Sold [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborator Share Of Sales	$ 1,688	$ 1,789	$ 1,700
Collaborator Share Of Program Costs	209	143	108
Cost of Services Sold [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborator Share Of Sales	1,765	929	675
Research and Development [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborator Share Of Program Costs	225	190	184
Selling General and Administrative [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborator Share Of Program Costs	$ 87	$ 74	$ 57